Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities:
Profit (loss) for the period	$ (1,749,549)	$ 21,106,751
Items not involving cash:
Finance expense		1,774
Share-based compensation	71,604	2,052,346
Depreciation	1,384	2,102
Loss (gain) from revaluation of settlement agreement	(191,884)	971,687
Change in benefits to employees	9,700	8,731
Loss (gain) from revaluation of warrants		(30,389,592)
Unrealized foreign exchange loss (gain)	(147,601)	645,718
Changes in non-cash working capital items:
Trade receivables	(9,797)	2,314
Other receivables	374,484	(57,518)
Trade payables and accrued liabilities	(186,232)	(253,675)
Inventory	(6,235)
Deferred revenue	(50,050)	(54,434)
Prepaid expenses	(52,121)	(120,309)
Related parties	38,018	188,123
Net cash used in operating activities	(1,898,279)	(5,895,982)
Investing activities:
Purchase of property and equipment	(1,820)	(1,290)
Investment accounted for using the equity method	(819,785)
Net cash used in investing activities	(821,605)	(1,290)
Financing activities:
Share repurchase		(127,785)
Proceeds from public offering, net		20,734,691
Receipt of loans		81,057
Repayment of long-term loan		(30,184)
Net cash provided by financing activities		20,657,779
Net Increase (decrease) in cash	(2,719,884)	14,760,507
Effect of foreign exchange rate changes on cash	491,018	(706,430)
Cash at beginning of period	15,231,108	4,617,034
Cash at end of period	13,002,242	18,671,111
Supplemental disclosure of cash flow information
Cash paid during the period for interest		$ 1,774